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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


          Report for the Calendar Year or Quarter Ended 6/30/99

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:      |_|                    Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


                                  WTG & CO., LP
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

500 PARK AVENUE                         NY                NY               10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

ROBERT M. BURNAT  212-935-6655  CONTROLLER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NY and State of NY on the 28th day of July, 1999.


                                                  WTG & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                                /s/ Robert M. Burnat
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1. SEE ATTACHED                         6.
----------------------- -------------   ----------------------- -------------
2.                                      7.
----------------------- -------------   ----------------------- -------------
3.                                      8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------


SEC 1685 (7-88)

                                                              FORM 13F
------------------------------------------------------------------------------------------------------------------------------------
RPT: #34                                                      WTG & CO.                         TOP ACCOUNT           C0225 6763
                                                VALUATION REPORT - WITH VOTING RIGHTS           BASE CURRENCY: USD
                                                            JUNE 30, 1999                       DATE 07-12-99                 PAGE 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT             VOTING
TITLE OF                                                 SHARES OR             DISCRETION            AUTHORITY
NAME OF ISSUE CLASS             CUSIP      FAIR MARKET   PRINCIPAL   (A) SOLE  (B) SHARED (C) OTHER  (A) SOLE  (B) SHARED  (C) OTHER
LONG ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NORDIC AMER TANKER SHIPPING
COMMON STOCK                    G65773106   4,658,000     405,000      405,000                          405,000
AFC CABLE SYSTEMS INC
COMMON STOCK                    000950105     707,000      20,000       20,000                           20,000
ALLEGHENY TELEDYNE INC
COMMON STOCK                    017415100   1,019,000      45,000       45,000                           45,000
AQUILA GAS PIPELINE CORP
COMMON STOCK                    03839B106   8,023,000   1,002,800    1,002,800                        1,002,800
ARMCO INC
COMMON STOCK                    042170100   2,717,000     410,000      410,000                          410,000
ARMCO INC $2.10 CV PFD
PREF CONVERTIBLE                042170209   3,249,000      90,400       90,400                           90,400
ASSOCIATED GROUP INC-CL B
COMMON STOCK                    045651205  13,397,000     205,500      205,500                          205,500
AVIALL INC
COMMON STOCK                    05366B102   2,693,000     143,100      143,100                          143,100
AVONDALE INDUSTRIES INC
COMMON STOCK                    054350103   7,800,000     200,000      200,000                          200,000
AXIOHM TRANSACTION SOLUTIONS
COMMON STOCK                    054602107     756,000     188,945      188,945                          188,945
BAKER FENTRESS CO
COMMON STOCK                    057213100   3,080,000     162,100      162,100                          162,100
BERKSHIRE REALTY COMPANY ,INC
COMMON STOCK                    084710102     810,000      70,000       70,000                           70,000
BERTLITZ INTL INC (NEW)
COMMON STOCK                    08520F100   3,271,000     178,000      178,000                          178,000
BIG FLOWER HOLDINGS INC
COMMON STOCK                    089159107   3,029,000      95,000       95,000                           95,000
BURNHAM PAC PPTYS INC
COMMON STOCK                    12232C108   2,126,000     172,600      172,600                          172,600
CRW FINANCIAL INC
COMMON STOCK                    126276104   1,685,000     328,600      328,600                          328,600
CALIFORNIA COASTAL COMM INC
COMMON STOCK                    129915203   2,132,000     294,000      294,000                          294,000
CENTRIS GROUP INC
COMMON STOCK                    155904105   1,448,000     143,000      143,000                          143,000
CHOCK FULL O NUTS CORP
COMMON STOCK                    170268106   7,776,000     745,000      745,000                          745,000
THE COLEMAN CO INC
COMMON STOCK                    193559101   6,558,000     699,500      699,500                          699,500
COLONIAL GAS CO
COMMON STOCK                    195674106   2,672,000      72,200       72,200                           72,200
COLTEC INDUSTRIES INC
COMMON STOCK                    196879100   1,085,000      50,000       50,000                           50,000
COMSAT CORP
COMMON STOCK                    20564D107  10,729,000     330,100      330,100                          330,100
CORT BUSINESS SERVICE CORP
COMMON STOCK                    220493100   1,686,000      70,400       70,400                           70,400
CRESCENDO PHARMACEUTICALS CL A
COMMON STOCK                    225637107   1,349,000      78,200       78,200                           78,200
DELTA & PINE LAND CO
COMMON STOCK                    247357106   1,260,000      40,000       40,000                           40,000
DOMCO INC
COMMON STOCK                    257057109     815,000     119,500      119,500                          119,500
EEX CORPORATION (NEW)
COMMON STOCK                    26842V207   2,082,000     300,000      300,000                          300,000
EASCO INC
COMMON STOCK                    27033E103     473,000      44,700       44,700                           44,700
EASTERN COMPANY
COMMON STOCK                    276317104   2,856,000     159,750      159,750                          159,750
EASTERN UTILITIES ASSOC
COMMON STOCK                    277173100   3,149,000     108,100      108,100                          108,100
FOAMEX INTL INC
COMMON STOCK                    344123104     445,000      80,000       80,000                           80,000
FRANKLIN SELECT REALTY TRUST
COMMON STOCK                    354638108     344,000      50,000       50,000                           50,000
GUCCI GROUP NV NY REG SH RS
COMMON STOCK                    401566104   5,215,000      74,500       74,500                           74,500
INTERSTATE BAKERIES CORP
COMMON STOCK                    46072H108     449,000      20,000       20,000                           20,000
IVAX CORP SUB DEB CONV
CONVERTIBLE BOND                465823AA0   5,195,000   5,425,000    5,425,000                        5,425,000
KANSAS CITY PWR.& LIGHT
COMMON STOCK                    485134100  17,491,000     685,900      685,900                          685,900
LIFE USA HOLDING INC
COMMON STOCK                    531918209   7,797,000     385,000      385,000                          385,000
LIFE TECHNOLOGIES INC
COMMON STOCK                    532177201   6,147,000     170,140      170,140                          170,140
LIFELINE SYSTEM INC
COMMON STOCK                    532192101   4,547,000     236,200      236,200                          236,200
MGM GRAND INC
COMMON STOCK                    552953101   1,470,000      30,000       30,000                           30,000
MARSHALL INDUSTRIES
COMMON STOCK                    572393106   1,294,000      36,000       36,000                           36,000
MAXXIM MEDICAL INC
COMMON STOCK                    57777G105   1,353,000      58,000       58,000                           58,000
MEDIAONE GROUP INC
COMMON STOCK                    58440J104   9,855,000     132,500      132,500                          132,500
MEDIA GENERAL INC CL A
COMMON STOCK                    584404107   5,799,000     113,700      113,700                          113,700
MICRION CORP
COMMON STOCK                    59479P102   1,416,000     125,800      125,800                          125,800
NATIONAL PROCESSING INC
COMMON STOCK                    637229105     798,000      78,800       78,800                           78,800
ORANGE & ROCKLAND UTIL
COMMON STOCK                    684065105  10,117,000     173,300      173,300                          173,300
PANAVISION INC (NEW)
COMMON STOCK                    69830E209     510,000      75,500       75,500                           75,500
PAYMENTECH INC
COMMON STOCK                    704384106   6,583,000     259,400      259,400                          259,400
PENNSYLVANIA ENTERPRISES INC
COMMON STOCK                    708720107   5,168,000     168,400      168,400                          168,400
PIONEER HI BRED INTL INC
COMMON STOCK                    723686101   4,868,000     125,000      125,000                          125,000
PREMIER FARNELL PLC SPON ADR
PREF CONVERTIBLE                74050U206   1,508,000      79,100       79,100                           79,100
PRIME RETAIL INC PFD CON V
PREF CONVERTIBLE                741570303   4,320,000     270,000      270,000                          270,000
RALSTON PURINA CO EXCH N TS CV
CONVERTIBLE BOND                751277401   3,363,000      73,600       73,600                           73,600
RAYCHEM CO
COMMON STOCK                    754603108   7,830,000     211,600      211,600                          211,600
REPUBLIC N.Y. CORP
COMMON STOCK                    760719104   2,967,000      43,500       43,500                           43,500
REVLON
COMMON STOCK                    761525500     605,000      20,000       20,000                           20,000
ST. JOE COMPANY
COMMON STOCK                    790148100     783,000      29,000       29,000                           29,000
STAFF LEASING INC
COMMON STOCK                    852381102     598,000      46,400       46,400                           46,400
SUPERTEL HOSPITALITY INC
COMMON STOCK                    868524109   1,366,000     110,900      110,900                          110,900
SYBRON CHEMICALS INC
COMMON STOCK                    870903101   5,909,000     332,900      332,900                          332,900
SYRATECH CORP
COMMON STOCK                    871824108   1,166,000      75,172       75,172                           75,172
20TH CENTY INDS CAL(COM NO PAR
COMMON STOCK                    901272203   1,364,000      73,700       73,700                           73,700
VISKASE COMPANIES INC
COMMON STOCK                    92831R102     477,000     115,600      115,600                          115,600
WICOR INC
COMMON STOCK                    929253102   6,985,000     250,000      250,000                          250,000
WINSLOEW FURNITURE INC
COMMON STOCK                    975377102  10,623,000     315,900      315,900                          315,900
WORLD FUEL SERVICES CORP
COMMON STOCK                    981475106     738,000      50,000       50,000                           50,000
WYMAN-GORDON CO
COMMON STOCK                    983085101   1,063,000      55,000       55,000                           55,000
XTRA CORP
COMMON STOCK                    984138107   1,066,000      23,200       23,200                           23,200
ZILOG INC
COMMON STOCK                    989524103     240,000     478,712      478,712                          478,712

                                TOTAL     254,922,000